INCOME TAX - (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Income tax expense	$ 149	$ 184
Deferred tax benefit resulting from higher projected future taxable income due to lending activities to subsidiaries	387
Deferred tax expense resulting from tax rate reduction	$ 340
Deferred tax benefit resulting from tax integration		$ 603